Loans and Allowance for Loan Losses, Modified Loans Payment Status (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract
Loans modified for which there was payment default [Abstract]
Deferral period of chapter 13 bankruptcies		60 months
Number of days past due when loans are considered to be in payment default		90 days
Contractual past due period for loans to be in payment default		30 days
New York and Other States [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	[1]	2	1	2
Recorded Investment | $	[1]	$ 418	$ 101	$ 75
Florida [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract		0	0	0
Recorded Investment | $		$ 0	$ 0	$ 0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	[1]	2	1	1
Recorded Investment | $	[1]	$ 418	$ 101	$ 72
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract		0	0	0
Recorded Investment | $		$ 0	$ 0	$ 0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	[1]	0	0	0
Recorded Investment | $	[1]	$ 0	$ 0	$ 0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	[1]	0	0	1
Recorded Investment | $	[1]	$ 0	$ 0	$ 3
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract		0	0	0
Recorded Investment | $		$ 0	$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.